Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000012091 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[1]
C000012091 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[1]
C000012091 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000012091 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[1]
C000012091 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	27.80%	[1]
C000012091 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1],[2]
C000012091 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1],[2]
C000012091 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[1],[2]
C000012091 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%	[1],[2]
C000012091 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1],[2]
C000012091 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
C000012092 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[3],[4]
C000012092 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.10%	[3],[4]
C000012092 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[3],[4]
C000012092 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[3],[4]
C000012092 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3],[4]
C000012092 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3],[4]
C000012092 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.90%	[4]
C000012092 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000012092 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000012092 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[4]
C000012092 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000012092 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[4]
C000012092 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)	[4]
C000037539 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[5]
C000037539 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[5]
C000037539 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[5]
C000037539 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[5]
C000037539 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[5]
C000037539 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000037539 [Member] | Seven To 8 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000037539 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000037539 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[5],[6]
C000037539 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5],[6]
C000037539 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%	[5],[6]
C000037539 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[5],[6]
C000037539 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[5],[6]
C000037539 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[5],[6]
C000037540 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	92.40%	[7]
C000037540 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000037540 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000037540 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000037540 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[7],[8]
C000037540 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7],[8]
C000037540 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	40.70%	[7],[8]
C000037540 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[7],[8]
C000037540 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[7],[8]
C000037540 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7],[8]
C000037541 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	38.20%	[9]
C000037541 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%	[9]
C000037541 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[9]
C000037541 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[9]
C000037541 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	19.80%	[9]
C000037541 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[9],[10]
C000037541 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9],[10]
C000037541 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%	[9],[10]
C000037541 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[9],[10]
C000037541 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9],[10]
C000037541 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[9],[10]
C000037542 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[11],[12]
C000037542 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	68.60%	[11],[12]
C000037542 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[11],[12]
C000037542 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[11],[12]
C000037542 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[11],[12]
C000037542 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11],[12]
C000037542 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.50%	[12]
C000037542 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%	[12]
C000037542 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000037542 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000037543 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[13],[14]
C000037543 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	63.60%	[13],[14]
C000037543 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[13],[14]
C000037543 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[13],[14]
C000037543 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13],[14]
C000037543 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[13],[14]
C000037543 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[14]
C000037543 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	34.30%	[14]
C000037543 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000037543 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000037544 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000037544 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[15]
C000037544 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[15]
C000037544 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[15]
C000037544 [Member] | Twenty To 25 Years [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%	[15]
C000037544 [Member] | Twenty Five to 30 Years [Member]
Holdings [Line Items]
Percent of Total Investments	68.90%	[15]
C000037544 [Member] | Thirty To 35 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[15]
C000037544 [Member] | Uniform Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	74.70%	[15]
C000037544 [Member] | Federal Home Loan Mortgage Corporation (FHLMC) [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[15]
C000037544 [Member] | Federal National Mortgage Association (FNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000037544 [Member] | Government National Mortgage Association (GNMA) [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[15]
C000046846 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	60.20%
C000046846 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%	[16]
C000046846 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16]
C000046846 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[16]
C000046846 [Member] | Zero To 1 Year [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000046846 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16],[17],[18]
C000046846 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[16],[17]
C000046846 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[16],[17]
C000046846 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	43.30%	[16],[17]
C000046846 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[16],[17]
C000046846 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	40.00%	[16],[17]
C000046846 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[16],[17]
C000080009 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000080009 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[19]
C000080009 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[19]
C000080009 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	63.20%	[19]
C000080009 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[19],[20]
C000080009 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[19],[20]
C000080009 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%	[19],[20]
C000080009 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[19],[20]
C000080009 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[19],[20]
C000080009 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[19],[20]
C000080010 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[21],[22]
C000080010 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[21],[22]
C000080010 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[21],[22]
C000080010 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[21],[22]
C000080010 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%	[21],[22]
C000080010 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[21],[22]
C000080010 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[21],[22]
C000080010 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[21],[22]
C000080010 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[21],[22]
C000080010 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%	[22]
C000080010 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[22],[23]
C000080010 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[22]
C000080010 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[22]
C000080010 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22]
C000174365 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[24],[25]
C000174365 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.60%	[24],[25]
C000174365 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[24],[25]
C000174365 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[24],[25]
C000174365 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[24],[25]
C000174365 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[24],[25]
C000174365 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[24],[25]
C000174365 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[24],[25]
C000174365 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[24],[25]
C000174365 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%	[25]
C000174365 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[25]
C000174365 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%	[25]
C000174365 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[25]
C000174365 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[25]
C000174365 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(1.30%)	[25]
C000174365 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[25],[26]
C000182992 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	64.30%	[27]
C000182992 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[27]
C000182992 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27]
C000182992 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[27]
C000182992 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[27]
C000182992 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[27],[28]
C000182992 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[27],[28]
C000182992 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[27],[28]
C000182992 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	51.50%	[27],[28]
C000182992 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[27],[28]
C000182993 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[29]
C000182993 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[29]
C000182993 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[29]
C000182993 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[29]
C000182993 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[29]
C000182993 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[29],[30]
C000182993 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[29],[30]
C000182993 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[29],[30]
C000182993 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	72.10%	[29],[30]
C000182993 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[29],[30]
C000182993 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[29],[30]
C000189864 [Member] | One To 2 Years [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[31]
C000189864 [Member] | Two To 3 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.30%	[31]
C000189864 [Member] | Three To 4 Years [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[31]
C000189864 [Member] | Four To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%	[31]
C000189864 [Member] | Five To 6 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[31]
C000189864 [Member] | Six To 7 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[31]
C000189864 [Member] | Nine To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[31]
C000189864 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[31],[32]
C000189864 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[31],[32]
C000189864 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	44.80%	[31],[32]
C000189864 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[31],[32]
C000189864 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[31],[32]
C000189864 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[31],[32]
C000189865 [Member] | One To 5 Years [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%	[33]
C000189865 [Member] | Five To 10 Years [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%	[33]
C000189865 [Member] | Ten To 15 Years [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[33]
C000189865 [Member] | Fifteen To 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[33]
C000189865 [Member] | More than 20 Years [Member]
Holdings [Line Items]
Percent of Total Investments	21.70%	[33]
C000189865 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[33],[34]
C000189865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[33],[34]
C000189865 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	42.20%	[33],[34]
C000189865 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%	[33],[34]
C000189865 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[33],[34]
C000189865 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[33],[34]
C000201167 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[35],[36]
C000201167 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%	[35],[36]
C000201167 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[35],[36]
C000201167 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[35],[36]
C000201167 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[35],[36]
C000201167 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[35],[36]
C000201167 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%	[36]
C000201167 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[36]
C000201167 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[36]
C000201167 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%	[36]
C000201167 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[36]
C000201167 [Member] | Municipal Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[36],[37]
C000201167 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)	[36]
C000219898 [Member] | Aa [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[38],[39]
C000219898 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	64.70%	[38],[39]
C000219898 [Member] | Moody's, Ca Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[38],[39]
C000219898 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[38],[39]
C000219898 [Member] | Baa [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[38],[39]
C000219898 [Member] | Ba [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[38],[39]
C000219898 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[38],[39]
C000219898 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[38],[39]
C000219898 [Member] | Caa [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[38],[39]
C000219898 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	61.30%	[39]
C000219898 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[39]
C000219898 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[39]
C000219898 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	30.80%	[39]
C000219898 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[39]
C000219898 [Member] | TBA Sales Commitments [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)	[39]

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes money market funds.
[8]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[12]	Excludes money market funds.
[13]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Excludes money market funds.
[17]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[18]	Rounds to less than 0.1%.
[19]	Excludes money market funds.
[20]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[21]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[22]	Excludes money market funds.
[23]	Rounds to less than 0.1%.
[24]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[25]	Excludes money market funds.
[26]	Rounds to less than 0.1%.
[27]	Excludes money market funds.
[28]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[29]	Excludes money market funds.
[30]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[31]	Excludes money market funds.
[32]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[33]	Excludes money market funds.
[34]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[36]	Excludes money market funds.
[37]	Rounds to less than 0.1%.
[38]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[39]	Excludes money market funds.